Revision and Reclassifications of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Revision and Reclassifications of Prior Period Financial Statements	Revision and Reclassifications of Prior Period Financial Statements
In 2022, the Company identified errors related to the classification of certain balances and amounts in line items of Consolidated Balance Sheets, Income Statements, and Statements of Cash Flows of its previously issued Consolidated Financial Statements. These errors consist of balances and amounts related to deferred sales inducement assets, liabilities for certain life-contingent annuities, sub-advisor fee expenses, and other operating expenses and do not impact previously reported net income, total equity, or net cash flows.

Management evaluated these errors and the impact to previously issued financial statements based upon SEC Staff Accounting Bulletin No. 99, Materiality, which has since been codified in Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections. Based on this evaluation, management has concluded that the adjustments and impact of these errors are not material to any previously issued quarterly or annual financial statements. However, to improve the consistency and comparability of the financial statements, management has revised previously reported financial statement line items and related disclosures in this report.

In addition, certain other immaterial amounts in prior period financial statements have been reclassified to conform to the current period presentation.

The following tables, recast for the adoption of LDTI for 2021, present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements adjusted for the adoption of LDTI, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout these Consolidated Financial Statements.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21	12/31/21

Assets
Deferred acquisition costs	$14,246	$(727)	$—	$13,519
Reinsurance recoverable, net of allowance for credit losses	33,169	(292)	—	32,877
Reinsurance recoverable on market risk benefits, at fair value	—	383	—	383
Market risk benefit assets, at fair value	—	1,664	—	1,664
Deferred income taxes, net	909	762	—	1,671
Other assets	577	4	75	656
Total assets	372,045	1,794	75	373,914

Liabilities
Reserves for future policy benefits and claims payable	17,617	(3,477)	1,037	15,177
Other contract holder funds	59,456	(5)	(962)	58,489
Market risk benefit liabilities, at fair value	—	8,033	—	8,033
Other liabilities	1,946	(1)	—	1,945
Total liabilities	360,009	4,550	75	364,634

Equity
Accumulated other comprehensive income, net of tax expense	1,890	(386)	—	1,504
Retained earnings	4,168	(2,370)	—	1,798
Total Equity	12,036	(2,756)	—	9,280
Total liabilities and equity	$372,045	$1,794	$75	$373,914

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,594	$—	$400	$7,994
Premium	107	—	15	122
Net investment income	3,086	—	54	3,140
Total net gains (losses) on derivatives and investments	(2,480)	(2,887)	—	(5,367)
Total revenues	8,400	(2,887)	469	5,982

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	892	(45)	57	904
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	—	41
Market risk benefits (gains) losses, net	—	(3,966)	—	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	861	(2)	(34)	825
Operating costs and other expenses, net of deferrals	2,242	—	447	2,689
Amortization of deferred acquisition costs	520	786	(1)	1,305
Total benefits and expenses	4,537	(3,186)	469	1,820
Pretax income (loss)	3,863	299	$—	4,162
Income tax (benefit) expense	616	64	—	680
Net income (loss)	$3,247	$235	$—	$3,482

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,504	$—	$336	$6,840
Premium	130	—	27	157
Net investment income	2,781	—	55	2,836
Total revenues	3,025	—	418	3,443

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,235	—	78	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	1,202	—	91	1,293
Operating costs and other expenses, net of deferrals	807	—	393	1,200
Amortization of deferred acquisition costs	(390)	—	(144)	(534)
Total benefits and expenses	5,418	—	418	5,836
Net income (loss)	$(1,552)	$—	$—	$(1,552)